Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	46
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$67,906,527.20	0.3588002	$59,354,175.83	0.3136118	$8,552,351.37
Total Securities	$67,906,527.20	0.0676185	$59,354,175.83	0.0591024	$8,552,351.37

Weighted Avg. Coupon (WAC)	4.89%		4.92%
Weighted Avg. Remaining Maturity (WARM)	17.33		16.54
Pool Receivables Balance	$90,484,867.45		$81,816,461.39
Remaining Number of Receivables	18,509		17,852

Adjusted Pool Balance	$89,620,438.95		$81,068,087.58

III. COLLECTIONS

Principal:
Principal Collections	$8,509,182.15
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$161,461.36
Total Principal Collections	$8,670,643.51

Interest:
Interest Collections	$373,464.71
Late Fees & Other Charges	$26,271.01
Interest on Repurchase Principal	$-
Total Interest Collections	$399,735.72

Collection Account Interest	$528.21
Reserve Account Interest	$365.62
Servicer Advances	$-

Total Collections	$9,071,273.06

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	46
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$9,071,273.06
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,071,273.06

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$75,404.06		$75,404.06	$75,404.06
Collection Account Interest					$528.21
Late Fees & Other Charges					$26,271.01
Total due to Servicer					$102,203.28

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$73,565.40		$73,565.40

Total Interest:		$73,565.40		$73,565.40	$73,565.40

Available Funds Remaining:					$8,895,504.38

3. Regular Principal Distribution Amount:					$8,552,351.37

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$8,552,351.37
Class A Notes Total:	$8,552,351.37	$8,552,351.37
Total Noteholders Principal		$8,552,351.37

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			343,153.01

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$864,428.50
Beginning Period Amount	$864,428.50
Current Period Amortization	$116,054.69
Ending Period Required Amount	$748,373.81
Ending Period Amount	$748,373.81
Next Distribution Date Amount	$642,261.31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	24.23%	26.78%	26.78%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	46
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.85%	17,468	96.70%	$79,115,040.27
30 - 60 Days	1.65%	295	2.48%	$2,032,254.33
61 - 90 Days	0.44%	78	0.70%	$575,398.45
91 + Days	0.06%	11	0.11%	$93,768.34
		17,852		$81,816,461.39
Total
Delinquent Receivables 61 + days past due	0.50%	89	0.82%	$669,166.79
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	76	0.64%	$581,721.87
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	79	0.61%	$609,311.71
Three-Month Average Delinquency Ratio	0.44%		0.69%

Repossession in Current Period		11		$85,539.61
Repossession Inventory		34		$61,686.72

Charge-Offs
Gross Principal of Charge-Off for Current Period				$159,223.91
Recoveries				$(161,461.36)
Net Charge-offs for Current Period				$(2,237.45)

Beginning Pool Balance for Current Period				$90,484,867.45

Net Loss Ratio				-0.03%
Net Loss Ratio for 1st Preceding Collection Period				0.11%
Net Loss Ratio for 2nd Preceding Collection Period				-0.64%
Three-Month Average Net Loss Ratio for Current Period				-0.19%

Cumulative Net Losses for All Periods				$7,389,551.46
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$459,773.04
Number of Extensions				61